Fair Value Measurements - Schedule of measurements, recurring and nonrecurring basis Present value of net minimum operating lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Embedded derivative in convertible notes	$ 6,200	$ 0
Fair Value, Recurring [Member]
Cash equivalents
Total assets	13	69
Financial Liabilities
Pre-Close Notes	25,300
Embedded derivative in convertible notes	60
Total liabilities	25,360
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Total assets	13	69
Financial Liabilities
Pre-Close Notes	0
Embedded derivative in convertible notes	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Total assets	0	0
Financial Liabilities
Pre-Close Notes	0
Embedded derivative in convertible notes	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Total assets	0	0
Financial Liabilities
Pre-Close Notes	25,300
Embedded derivative in convertible notes	60
Total liabilities	25,360
Marketable equity securities [Member] | Fair Value, Recurring [Member]
Cash equivalents
Cash and Cash equivalents	2	58
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Cash and Cash equivalents	2	58
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Cash and Cash equivalents	0	0
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Cash and Cash equivalents	0	0
Money Market Funds [Member] | Fair Value, Recurring [Member]
Cash equivalents
Cash and Cash equivalents	11	11
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Cash and Cash equivalents	11	11
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Cash and Cash equivalents	0	0
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Cash and Cash equivalents	$ 0	$ 0